SCB Classand Advisor Class [Member] Investment Objectives and Goals - Institutional [Member] - International Strategic Equities Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION: BERNSTEIN FUND, INC. NON-U.S. EQUITY PORTFOLIOS International Strategic Equities Portfolio of Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Portfolio’s investment objective is to provide long-term growth of capital.